Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
(3)	Goodwill and Other Intangible Assets

Goodwill and Core Deposit Intangible (“CDI”) are as follows (in thousands):

	At December 31,
	2016	2015
Goodwill	$20,226	$9,500
CDI	2,082	601

	$22,308	$10,101

The future expected amortization of CDI with determinable useful lives as of December 31, 2016 are as follows (in thousands):

Year Ending December 31,	Amount
2017	$397
2018	354
2019	312
2020	270
2021	228
Thereafter	521

$2,082